Share capital (Narrative) (Details) $ / shares in Units, $ in Millions	1 Months Ended					12 Months Ended
	Sep. 20, 2024 USD ($)	May 24, 2024 USD ($) $ / shares shares	Mar. 22, 2024 USD ($)	Sep. 22, 2023 USD ($)	Mar. 24, 2023 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) shares
Disclosure of classes of share capital [line items]
Dividends declared, amount per share | $ / shares						$ 0.01		$ 0.01
Dividends paid	$ 2.9		$ 2.6	$ 2.6	$ 1.9		$ 5.5		$ 4.5
Proceeds from issuing shares							398.0		14.2
Shares issued on equity raise, net of share issuance costs							386.2
Proceeds on flow-through shares, net of share issuance cost							11.8		14.4
Flow-through share liability						$ 3.2	3.2	$ 4.3	$ 4.3
Flow through share liability recognized in other expenses						$ 4.1	$ 4.1
Underwriters Offering [Member]
Disclosure of classes of share capital [line items]
Shares issued on equity raise | shares		42,366,000
Shares issued, price per share | $ / shares		$ 9.5
Proceeds from issuing shares		$ 402.5
Transaction costs related to the offering		16.1
Share issuance costs		0.2
Net proceeds from issuing shares		386.4
Shares issued on equity raise, net of share issuance costs		$ 386.2
Share capital [Member]
Disclosure of classes of share capital [line items]
Shares issued on equity raise | shares							42,366,000
Shares issued on equity raise, net of share issuance costs							$ 386.2
Flow through shares, net of share issuance costs (shares) | shares							968,900		1,960,000